Investments	12 Months Ended
Dec. 31, 2017
Investments
Investments

17Investments

	2017	2016

Investment in associate and joint-venture - equity method	3,316	3,267
Other investments — at fair value (b)	149,589	127,121

	152,905	130,388

(a)Selected financial information of subsidiaries and joint-operations

	Total assets		Total liabilities		Net revenue
	2017	2016	2017	2016	2017	2016	2015

Subsidiaries
Direct
Fibria Celulose (USA) Inc.	459,933	237,583	329,829	115,172	2,357,164	2,071,941	2,465,703
Fibria Innovations Inc.	18,192	17,787	3,272	831
Fibria International Trade GmbH	15,357,960	11,364,727	11,560,305	9,650,414	10,510,965	8,368,070
Fibria Overseas Finance Ltd.	6,283,392	1,966,487	6,254,394	1,947,616
Fibria Overseas Holding KFT.	80,868	1,238,231	2,865	1,171,473
Fibria Terminais Portuários S.A.	324	412	24	9
Fibria Terminal de Celulose de Santos SPE S.A.	181,347	125,302	5,212	831
Fibria Trading International KFT.	156,469	2,395,330	288	371,829
Fibria-MS (Note 1(d))		11,052,636		5,155,767	2,087,301	1,740,267	1,598,514
F&E Participações Ltda.	200	200
Portocel	197,756	172,753	49,253	36,822	135,523	127,866	128,134
Projetos Especiais e Investimentos Ltda.	4,565	5,639	136	2,559

Indirect
F&E Tecnologia do Brasil S.A.	200	200
Fibria International Trade GmbH							8,845,901

Joint-operations (*)
Asapir	6,426	6,889	4,307	4,849
Veracel	1,579,413	1,550,446	243,523	207,691	528,633	509,063	495,869
VOTO IV	549,808	571,053	317.132	311,537

(*)   Corresponding to our 50% interest.

None of the subsidiaries or the joint-operations entity has publicly traded shares.

The provisions and contingent liabilities related to the entities of the Company are described in Note 25.

Additionally, the Company does not have any significant restriction or commitments regarding to its associates and joint-operations.

(b)Other investments

	Percentage of total capital	2017	2016

Ensyn (i)	12.11	115,780	114,264
CelluForce	8.3	13,962	12,857
Spinnova	18	19,847

		149,589	127,121

(i)	The Company holds certain rights, which, if exercised, would allow us to subscribe an additional US$ 10 million in its capital.

On July 6, 2017, the Company celebrated agreement whereby it acquired a minority interest equivalent to 18% of the total capital of Spinnova, for by the total amount of EUR 5 million (equivalent then to R$ 18,633). Pursuant to a shareholders’ agreement executed, the Company shall have the right to nominate a member of the Board of Directors of Spinnova.

Spinnova is a Finnish start-up focused on the development of low-cost and environmentally sustainable technologies for the production of raw materials for the textile industry. These technologies use wood fibers for the production of fibrous yarns and staple fibers that can replace cotton, viscose and/or other consumption materials in textiles and non-woven applications.

At the same date, the Company celebrated a Joint Development Agreement to develop a pilot production line to confirm the viability of technologies developed by Spinnova and pre-commercial scale production. The parties provide the establishment of a joint arrangement for the production and trading of the product, if the product reaches the commercial stage.

We performed an assessment regarding the rights related to these shares and concluded that we do not have significant influence over the investments, and, thus, these investments do not meet the definition of investments in associates.

See below the changes in the balance for the year ended December 31, 2017 and 2016:

	2017	2016

At the beginning of the year	127,121	137,020

Acquisition of ownership - CelluForce		13,379
Acquisition of ownership - Spinnova	18,633
Fair value of the warrants, recognized in the profit and loss - Ensyn (*)	(199)	(93)
Foreign exchange gains of the warrants, recognized in the profit and loss - Ensyn	149	(1,981)
Foreign exchange gains of the shares, recognized in the “Other comprehensive income”	3,885	(21,204)

At the end of the year	149,589	127,121

(*)   The fair value of the warrants was calculated based on the discounted cash flow of the investment, considering the following main assumptions: future currency exchange rate, price of heating oil in the United States, oil gas WTI (West Texas Intermediate) and any relevant change in the business plan of the investment.